Derivative Financial Instruments - Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	$ 4.8	$ 20.6
Successor [Member] | Other Nonoperating Income (Expense) [Member] | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	1.4	20.9
Successor [Member] | Interest Expense [Member] | Interest Rate Cap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	3.4	(0.3)
Predecessor [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net			2.0	3.9
Predecessor [Member] | Other Nonoperating Income (Expense) [Member] | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net			2.0	3.9
Predecessor [Member] | Interest Expense [Member] | Interest Rate Cap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net			$ 0	$ 0